Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000013133 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013133 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000013133 | BBB
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013133 | A
Holdings [Line Items]
Percent of Total Investments	9.40%
C000013133 | AA
Holdings [Line Items]
Percent of Total Investments	57.70%
C000013133 | AAA
Holdings [Line Items]
Percent of Total Investments	16.90%
C000013133 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013133 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013133 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013133 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013133 | Housing
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013133 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013133 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.20%
C000013133 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.10%
C000013133 | Education
Holdings [Line Items]
Percent of Total Investments	15.00%
C000013133 | General Obligations
Holdings [Line Items]
Percent of Total Investments	25.50%
C000013135 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013135 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000013135 | BBB
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013135 | A
Holdings [Line Items]
Percent of Total Investments	9.40%
C000013135 | AA
Holdings [Line Items]
Percent of Total Investments	57.70%
C000013135 | AAA
Holdings [Line Items]
Percent of Total Investments	16.90%
C000013135 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013135 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013135 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013135 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013135 | Housing
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013135 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013135 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.20%
C000013135 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.10%
C000013135 | Education
Holdings [Line Items]
Percent of Total Investments	15.00%
C000013135 | General Obligations
Holdings [Line Items]
Percent of Total Investments	25.50%
C000092720 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092720 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092720 | BBB
Holdings [Line Items]
Percent of Total Investments	7.80%
C000092720 | A
Holdings [Line Items]
Percent of Total Investments	9.40%
C000092720 | AA
Holdings [Line Items]
Percent of Total Investments	57.70%
C000092720 | AAA
Holdings [Line Items]
Percent of Total Investments	16.90%
C000092720 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092720 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000092720 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092720 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092720 | Housing
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092720 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.30%
C000092720 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.20%
C000092720 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.10%
C000092720 | Education
Holdings [Line Items]
Percent of Total Investments	15.00%
C000092720 | General Obligations
Holdings [Line Items]
Percent of Total Investments	25.50%
C000013173 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013173 | BB
Holdings [Line Items]
Percent of Total Investments	1.50%
C000013173 | BBB
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013173 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000013173 | AA
Holdings [Line Items]
Percent of Total Investments	52.00%
C000013173 | AAA
Holdings [Line Items]
Percent of Total Investments	12.90%
C000013173 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013173 | Housing
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013173 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013173 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013173 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013173 | Education
Holdings [Line Items]
Percent of Total Investments	25.10%
C000013173 | General Obligations
Holdings [Line Items]
Percent of Total Investments	35.20%
C000013173 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013172 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013172 | BB
Holdings [Line Items]
Percent of Total Investments	1.50%
C000013172 | BBB
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013172 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000013172 | AA
Holdings [Line Items]
Percent of Total Investments	52.00%
C000013172 | AAA
Holdings [Line Items]
Percent of Total Investments	12.90%
C000013172 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013172 | Housing
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013172 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013172 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013172 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013172 | Education
Holdings [Line Items]
Percent of Total Investments	25.10%
C000013172 | General Obligations
Holdings [Line Items]
Percent of Total Investments	35.20%
C000013172 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063955 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.70%
C000063955 | BB
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063955 | BBB
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063955 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000063955 | AA
Holdings [Line Items]
Percent of Total Investments	52.00%
C000063955 | AAA
Holdings [Line Items]
Percent of Total Investments	12.90%
C000063955 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.30%
C000063955 | Housing
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063955 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.30%
C000063955 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.30%
C000063955 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.30%
C000063955 | Education
Holdings [Line Items]
Percent of Total Investments	25.10%
C000063955 | General Obligations
Holdings [Line Items]
Percent of Total Investments	35.20%
C000063955 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013114 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013114 | BB
Holdings [Line Items]
Percent of Total Investments	0.60%
C000013114 | BBB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000013114 | A
Holdings [Line Items]
Percent of Total Investments	17.60%
C000013114 | AA
Holdings [Line Items]
Percent of Total Investments	59.80%
C000013114 | AAA
Holdings [Line Items]
Percent of Total Investments	16.80%
C000013114 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013114 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013114 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013114 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013114 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013114 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.20%
C000013114 | Education
Holdings [Line Items]
Percent of Total Investments	10.70%
C000013114 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.60%
C000013114 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013116 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013116 | BB
Holdings [Line Items]
Percent of Total Investments	0.60%
C000013116 | BBB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000013116 | A
Holdings [Line Items]
Percent of Total Investments	17.60%
C000013116 | AA
Holdings [Line Items]
Percent of Total Investments	59.80%
C000013116 | AAA
Holdings [Line Items]
Percent of Total Investments	16.80%
C000013116 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.70%
C000013116 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013116 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013116 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013116 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013116 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.20%
C000013116 | Education
Holdings [Line Items]
Percent of Total Investments	10.70%
C000013116 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.60%
C000013116 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092718 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092718 | BB
Holdings [Line Items]
Percent of Total Investments	0.60%
C000092718 | BBB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092718 | A
Holdings [Line Items]
Percent of Total Investments	17.60%
C000092718 | AA
Holdings [Line Items]
Percent of Total Investments	59.80%
C000092718 | AAA
Holdings [Line Items]
Percent of Total Investments	16.80%
C000092718 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092718 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092718 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.20%
C000092718 | Housing
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092718 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092718 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.20%
C000092718 | Education
Holdings [Line Items]
Percent of Total Investments	10.70%
C000092718 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.60%
C000092718 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.10%
C000100969 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100969 | BB
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100969 | BBB
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100969 | A
Holdings [Line Items]
Percent of Total Investments	19.90%
C000100969 | AA
Holdings [Line Items]
Percent of Total Investments	51.40%
C000100969 | AAA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000100969 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000100969 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.10%
C000100969 | Transportation
Holdings [Line Items]
Percent of Total Investments	10.70%
C000100969 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000100969 | Housing
Holdings [Line Items]
Percent of Total Investments	9.90%
C000100969 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.40%
C000100969 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100969 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100969 | Education
Holdings [Line Items]
Percent of Total Investments	9.20%
C000100969 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.10%
C000100969 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.50%
C000100969 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.00%
C000100969 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100970 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100970 | BB
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100970 | BBB
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100970 | A
Holdings [Line Items]
Percent of Total Investments	19.90%
C000100970 | AA
Holdings [Line Items]
Percent of Total Investments	51.40%
C000100970 | AAA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000100970 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000100970 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.10%
C000100970 | Transportation
Holdings [Line Items]
Percent of Total Investments	10.70%
C000100970 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000100970 | Housing
Holdings [Line Items]
Percent of Total Investments	9.90%
C000100970 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.40%
C000100970 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100970 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100970 | Education
Holdings [Line Items]
Percent of Total Investments	9.20%
C000100970 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.10%
C000100970 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.50%
C000100970 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.00%
C000100970 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100971 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100971 | BB
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100971 | BBB
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100971 | A
Holdings [Line Items]
Percent of Total Investments	19.90%
C000100971 | AA
Holdings [Line Items]
Percent of Total Investments	51.40%
C000100971 | AAA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000100971 | B
Holdings [Line Items]
Percent of Total Investments	0.70%
C000100971 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.10%
C000100971 | Transportation
Holdings [Line Items]
Percent of Total Investments	10.70%
C000100971 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.60%
C000100971 | Housing
Holdings [Line Items]
Percent of Total Investments	9.90%
C000100971 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.40%
C000100971 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100971 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100971 | Education
Holdings [Line Items]
Percent of Total Investments	9.20%
C000100971 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.10%
C000100971 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	7.50%
C000100971 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.00%
C000100971 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013127 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013127 | BB
Holdings [Line Items]
Percent of Total Investments	0.60%
C000013127 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000013127 | A
Holdings [Line Items]
Percent of Total Investments	21.50%
C000013127 | AA
Holdings [Line Items]
Percent of Total Investments	59.50%
C000013127 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013127 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013127 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.80%
C000013127 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013127 | Housing
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013127 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013127 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013127 | Education
Holdings [Line Items]
Percent of Total Investments	15.70%
C000013127 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.10%
C000013127 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013129 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013129 | BB
Holdings [Line Items]
Percent of Total Investments	0.60%
C000013129 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000013129 | A
Holdings [Line Items]
Percent of Total Investments	21.50%
C000013129 | AA
Holdings [Line Items]
Percent of Total Investments	59.50%
C000013129 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013129 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013129 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.80%
C000013129 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013129 | Housing
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013129 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013129 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013129 | Education
Holdings [Line Items]
Percent of Total Investments	15.70%
C000013129 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.10%
C000013129 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063948 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063948 | BB
Holdings [Line Items]
Percent of Total Investments	0.60%
C000063948 | BBB
Holdings [Line Items]
Percent of Total Investments	9.50%
C000063948 | A
Holdings [Line Items]
Percent of Total Investments	21.50%
C000063948 | AA
Holdings [Line Items]
Percent of Total Investments	59.50%
C000063948 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063948 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.30%
C000063948 | Transportation
Holdings [Line Items]
Percent of Total Investments	19.80%
C000063948 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	5.70%
C000063948 | Housing
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063948 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063948 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.40%
C000063948 | Education
Holdings [Line Items]
Percent of Total Investments	15.70%
C000063948 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.10%
C000063948 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013145 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.80%
C000013145 | BB
Holdings [Line Items]
Percent of Total Investments	0.90%
C000013145 | BBB
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013145 | A
Holdings [Line Items]
Percent of Total Investments	22.90%
C000013145 | AA
Holdings [Line Items]
Percent of Total Investments	54.90%
C000013145 | AAA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013145 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000013145 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
C000013145 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013145 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.10%
C000013145 | Housing
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013145 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013145 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013145 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013145 | Education
Holdings [Line Items]
Percent of Total Investments	13.00%
C000013145 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000013145 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	8.70%
C000013145 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013145 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013147 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.80%
C000013147 | BB
Holdings [Line Items]
Percent of Total Investments	0.90%
C000013147 | BBB
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013147 | A
Holdings [Line Items]
Percent of Total Investments	22.90%
C000013147 | AA
Holdings [Line Items]
Percent of Total Investments	54.90%
C000013147 | AAA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013147 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000013147 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
C000013147 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013147 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.10%
C000013147 | Housing
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013147 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013147 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013147 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013147 | Education
Holdings [Line Items]
Percent of Total Investments	13.00%
C000013147 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000013147 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	8.70%
C000013147 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013147 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063951 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.80%
C000063951 | BB
Holdings [Line Items]
Percent of Total Investments	0.90%
C000063951 | BBB
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063951 | A
Holdings [Line Items]
Percent of Total Investments	22.90%
C000063951 | AA
Holdings [Line Items]
Percent of Total Investments	54.90%
C000063951 | AAA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063951 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063951 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063951 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063951 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.10%
C000063951 | Housing
Holdings [Line Items]
Percent of Total Investments	4.70%
C000063951 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.80%
C000063951 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063951 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.40%
C000063951 | Education
Holdings [Line Items]
Percent of Total Investments	13.00%
C000063951 | General Obligations
Holdings [Line Items]
Percent of Total Investments	21.90%
C000063951 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	8.70%
C000063951 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063951 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%